Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 27, 2020	Jan. 31, 2021	Jan. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Income Tax [Line Items]
Foreign income (loss) before provision for income tax		$ 660,000	$ (1,123,000)
Domestic loss before provision for income tax		$ (55,956,000)	(46,735,000)
Income tax examination likelihood of unffavorable settlement		The Company recognizes a tax position taken or expected to be taken (and any associated interest and penalties) if it is more likely than not that it will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company measures the tax position at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.
Percentage of income tax benefit being realized upon ultimate settlement		50.00%
Unrecognized tax benefits		$ 0	0
Income tax examination, description		The tax years 2017 through 2021 remain open to examination by the major taxing jurisdictions to which the company is subject. No examinations are currently open.
LGL Systems Acquisition Corp [Member]
Income Tax [Line Items]
Net operating losses carry forward				$ 0	$ 129,879
Maximum [Member] | LGL Systems Acquisition Corp [Member]
Income Tax [Line Items]
Percentage of other technical corrections	50.00%
Minimum [Member] | LGL Systems Acquisition Corp [Member]
Income Tax [Line Items]
Percentage of other technical corrections	30.00%
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward			$ 154,932,000			$ 99,960,000
Percentage of operating loss caryforwards used to offset future taxable income			80.00%
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses carry forward		$ 6,223,000
Year Two Thousand And Thirty Seven [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward			$ 25,270,000
Year Two Thousand And Thirty Seven [Member] | State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating losses carry forward			$ 4,051,000
Indefinitely Carry Forward [Member] | Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating losses carry forward						$ 129,662,000